Income Taxes (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Taxes (Textual)
Income tax expenses exempted	$ 92,609	$ 408,782
Cumulative net operating loss	$ 3,435,000		$ 3,468,000
Favorable income tax rate, description	Taizhou Fuling was recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15% from year 2012 to 2018.
Valuation allowance	$ 608,067	$ 805,505
Percentage of current year R&D expense deducted from taxable income	150.00%
Share price, per share	$ 0.01	$ 0.03
Income tax rate	25.00%
Operating loss carryforwards expiration date	Dec. 31, 2036